Trade receivables (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade Receivables
Write-offs	R$ (501,786)	R$ (685,581)
(Losses)/reversal with state entities - related parties	8,953	(1,208)
(Losses)/reversal with the private sector/government entities	29,099	(41,793)
Recoveries	401,667	170,793
Amount recorded as expense (Note 31)	R$ (62,067)	R$ (557,789)	R$ (652,920)